Financial risk management (Tables)	12 Months Ended
Mar. 31, 2018
Financial Risk Management [Abstract]
Schedule of currency risk exposed to non-derivative financial instruments
March 31, 2018	U.S. Dollars	Other currencies
Trade receivables	750,370	-
Intercompany receivables	15,594,842	7,893,582
Trade payables	(147,660)	(150,734)
Intercompany payables	(35,100,711)	(1,063,795)
Debt	-	-
Intercompany debt receivable	5,000,000	1,557,038
Intercompany debt payable	(2,441,767)	-
Cash and cash equivalents	748,853	3,779
Total	(15,596,073)	8,239,870
March 31, 2017
Trade receivables	$524,388	$2,821
Intercompany receivables	16,993,042	6,229,158
Trade payables	(147,996)	(151,076)
Intercompany payables	(8,973,929)	(833,354)
Debt	-	-
Intercompany debt receivable	5,000,000	1,024,417
Intercompany debt payable	(2,249,986)	-
Cash and cash equivalents	1,462,024	3,303
Total	$12,607,543	$6,275,270
March 31, 2016
Trade receivables	$312,652	$-
Intercompany receivables	31,819,855	5,142,906
Trade payables	(150,095)	(147,934)
Intercompany payables	(1,598,578)	(187,983)
Debt	-	-
Intercompany debt receivable	5,000,033	1,011,646
Cash and cash equivalents	5,209	3,334
Total	$35,389,076	$5,821,969

Schedule of age of trade receivables
	March 31, 2018		March 31, 2017
	Gross	Impairment	Gross	Impairment
Not past due	$206,340,772	$-	$164,373,125	$-
Past due less than three months	45,026,945	-	43,134,363	-
Past due more than three months but not more than six months	6,802,541	-	310,671	-
Past due more than six months but not more than one year	176,382	(14,677)	1,545,177	-
More than one year	1,943,815	(1,943,815)	3,949,844	(3,639,941)
Total	$260,290,455	$(1,958,492)	$213,313,180	$(3,639,941)

Schedule of receivables from top five customers
	March 31, 2018	March 31, 2017

Receivables from top five customers as of reporting date	$14,451,384	$32,648,938
Percentage to total receivables	6.1%	15.6%

Schedule of receivables from top two customers
	March 31, 2018	March 31, 2017
Receivables from our top two customers as of reporting date	$-	$1,749
Percentage to total receivables	0.0%	0.0%

Schedule of liabilities having contractual maturities
	Current		Non-Current
March 31, 2018	Within 6 months	6-12 months	1-5 years	More than 5 years
Long term debt*	$1,626,345	$3,759	$28,330	$-
Short term debt	248,775,942	-	-	-
Trade payables	11,741,143	-	-	-
Other financial liabilities	7,285,473	-	-	-
Lease obligation	307,899	-	-	-
Total	$269,736,802	$3,759	$28,330	$-

	Current		Non-Current
March 31, 2017	Within 6 months	6-12 months	1-5 years	More than 5 years
Long term debt*	$1,271,624	$67,907	$55,989	$-
Short term debt	223,175,395	-	-	-
Trade payables	13,004,865	-	-	-
Other financial liabilities	12,259,830	-	-	-
Lease obligation	321,447	-	-	-
Total	$250,033,161	$67,907	$55,989	$-

 *Includes future interest costs on account of long term debt as at reporting period to be payable over the period of term loan.